Financial Assets and Financial Liabilities (Details) - Schedule of Expected Credit Losses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expected Credit Losses [Line Items]
As at January 1, 2022	¥ 25,169
As at December 31	43,877	¥ 25,169
Liquidity risk [member]
Schedule of Expected Credit Losses [Line Items]
As at January 1, 2022	67,020	5,672
As at December 31	5,305	67,020
Increase in loss allowance arising from new financial assets recognised in the year	4,882	99,634
Decrease in loss allowance from derecognition of financial assets in the year	(66,597)	(38,286)
Financial assets included in prepayments, other receivables and other asset [Member] | 12-month expected credit losses [member]
Schedule of Expected Credit Losses [Line Items]
As at January 1, 2022	20
As at December 31	2,978	20
Increase in loss allowance arising from new financial assets recognised in the year	2,958	20
Decrease in loss allowance from derecognition of financial assets in the year
Due from Related Parties [Member] | 12-month expected credit losses [member]
Schedule of Expected Credit Losses [Line Items]
As at January 1, 2022	19
As at December 31	3	19
Increase in loss allowance arising from new financial assets recognised in the year		19
Decrease in loss allowance from derecognition of financial assets in the year	(16)
Trade receivables [member] | Lifetime expected credit losses [member]
Schedule of Expected Credit Losses [Line Items]
As at January 1, 2022	66,981	5,672
As at December 31	2,324	66,981
Increase in loss allowance arising from new financial assets recognised in the year	1,924	99,595
Decrease in loss allowance from derecognition of financial assets in the year	¥ (66,581)	¥ (38,286)